Financial Assets and Financial Liabilities - Summary of Maturity Profile of Financial Liabilities Based on Contractual Undiscounted Payments (Details) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of financial liabilities [line items]
Lease liabilities	€ 254.2	€ 216.7
Liquidity risk
Disclosure of financial liabilities [line items]
Loans and borrowings		2.3
Trade and other payables	426.7	354.0
Lease liabilities	291.1	244.4
Contingent consideration	62.6	57.8
Foreign exchange forward contracts	16.3	0.4
Other financial liabilities	1,426.2	414.9
Financial liabilities	2,222.9	1,073.8
Liquidity risk | Less than 1 year
Disclosure of financial liabilities [line items]
Loans and borrowings		0.0
Trade and other payables	426.7	354.0
Lease liabilities	48.1	34.1
Contingent consideration	0.0	0.0
Foreign exchange forward contracts	16.3	0.4
Other financial liabilities	1,426.2	414.9
Financial liabilities	1,917.3	803.4
Liquidity risk | 1 to 5 years
Disclosure of financial liabilities [line items]
Loans and borrowings		2.3
Trade and other payables	0.0	0.0
Lease liabilities	152.7	136.6
Contingent consideration	62.5	57.5
Foreign exchange forward contracts	0.0	0.0
Other financial liabilities	0.0	0.0
Financial liabilities	215.2	196.4
Liquidity risk | More than 5 years
Disclosure of financial liabilities [line items]
Loans and borrowings		0.0
Trade and other payables	0.0	0.0
Lease liabilities	90.3	73.7
Contingent consideration	0.1	0.3
Foreign exchange forward contracts	0.0	0.0
Other financial liabilities	0.0	0.0
Financial liabilities	€ 90.4	€ 74.0